Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings	6 Months Ended
Sep. 30, 2025
Disclosure of Repurchase Agreements [Abstract]
Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings	REPURCHASE AGREEMENTS AND SECURITIES LENDING TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWINGS
The following tables present gross obligations for payables under repurchase agreements, payables under securities lending transactions and obligations to return securities received as collateral by remaining contractual maturity and class of collateral pledged at March 31, 2025 and September 30, 2025. Potential risks associated with these arrangements primarily relate to market and liquidity risks. To manage risks associated with market exposure, the MUFG Group generally revalues the collateral underlying its repurchase agreements and securities lending transactions on a daily basis and monitors the value of the underlying securities, consisting of primarily high-quality securities such as Japanese national government and Japanese government agency bonds, and foreign government and official institution bonds. In the event the market value of such securities falls below the related agreements at contract amounts plus accrued interest, the MUFG Group may be required to deposit additional collateral when appropriate. To address liquidity risks, the MUFG Group conducts stress tests to ensure the adequate level of liquidity is maintained in the event of a decline in the fair value of any collateral pledged.

	March 31, 2025
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥10,579	¥29,902	¥4,754	¥1,146	¥46,381
Payables under securities lending transactions	717	3	—	17	737
Obligations to return securities received as collateral	5,185	399	155	308	6,047
Total	¥16,481	¥30,304	¥4,909	¥1,471	¥53,165

	September 30, 2025
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥15,959	¥21,277	¥4,484	¥1,018	¥42,738
Payables under securities lending transactions	1,205	5	—	—	1,210
Obligations to return securities received as collateral	6,035	221	323	304	6,883
Total	¥23,199	¥21,503	¥4,807	¥1,322	¥50,831
Secured borrowing by the class of collateral pledged at March 31, 2025 and September 30, 2025 was as follows:

	March 31, 2025
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥16,652	¥165	¥3,438	¥20,255
Foreign government and official institution bonds	16,955	30	917	17,902
Corporate bonds	1,012	—	358	1,370
Residential mortgage-backed securities	10,695	—	—	10,695
Other debt securities	190	—	2	192
Marketable equity securities	846	531	1,332	2,709
Other	31	11	—	42
Total	¥46,381	¥737	¥6,047	¥53,165

	September 30, 2025
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥10,200	¥578	¥3,549	¥14,327
Foreign government and official institution bonds	19,961	10	1,234	21,205
Corporate bonds	978	—	335	1,313
Residential mortgage-backed securities	9,485	—	5	9,490
Other debt securities	174	—	2	176
Marketable equity securities	1,088	619	1,758	3,465
Other	852	3	—	855
Total	¥42,738	¥1,210	¥6,883	¥50,831